SCHEDULE OF THE MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	$ 110,897	$ 144,901
Equipment Lease [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
2025	957
Total future minimum lease payments	957
Less: imputed interest	(20)
Total	937
Office Lease Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
2025	55,824
2026	43,640
2027	12,060
2028
Total future minimum lease payments	111,524
Less: imputed interest	(1,565)
Total	$ 109,960